SUPPLEMENT TO THE
FIDELITY SHORT-TERM BOND FUND AND
FIDELITY INVESTMENT GRADE BOND FUND JUNE 24, 1996 PROSPECTUS
The following information supplements that found in the "Securities and Investment Practices" section beginning on page 13:
CASH MANAGEMENT. A fund may invest in money market securities, in repurchase agreements, and in a money market fund available only to funds and accounts managed by FMR or its affiliates, whose goal is to seek a high level of current income while maintaining a stable $1.00 share price. A major change in interest rates or a default on the money market fund's investments could cause its share price to change.
The following information replaces similar information found in "How to Buy Shares" on page 20:
MINIMUM INVESTMENTS
TO OPEN AN ACCOUNT  $2,500
For Fidelity IRA, Rollover IRA, SEP-IRA
and Keogh accounts  $500
TO ADD TO AN ACCOUNT  $250
For Fidelity IRA, Rollover IRA, SEP-IRA
and Keogh accounts $250
Through regular investment plans * $100
MINIMUM BALANCE $2,000
For Fidelity IRA, Rollover IRA, SEP-IRA
and Keogh accounts $500
FOR MORE INFORMATION ABOUT REGULAR INVESTMENT PLANS, PLEASE REFER TO "INVESTOR SERVICES," PAGE 24.
These minimums may vary for investments through Fidelity Portfolio Advisory Services or a Fidelity Payroll Deduction Program account in the fund. There is no minimum account balance or initial or subsequent investment minimums for certain retirement accounts funded through salary reduction, or accounts opened with the proceeds of distributions from such Fidelity retirement accounts. Refer to the program materials for details.
The following information replaces similar information found in "How to Sell Shares" on page 22:
IF YOU ARE SELLING SOME BUT NOT ALL OF YOUR SHARES, leave at least $2,000 worth of shares in the account to keep it open ($500 for retirement accounts).
The following information replaces similar information found in "Transaction Details" on page 29:
FIDELITY RESERVES THE RIGHT TO DEDUCT AN ANNUAL MAINTENANCE FEE of $12.00 from accounts with a value of less than $2,500, subject to an annual maximum charge of $24.00 per shareholder. It is expected that accounts will be valued on the second Friday in November of each year. Accounts opened after September 30 will not be subject to the fee for that year. The fee, which is payable to the transfer agent, is designed to offset in part the relatively higher costs of servicing smaller accounts. This fee will not be deducted from Fidelity brokerage accounts, retirement accounts (except non-prototype retirement accounts), accounts using regular investment plans, or if total assets in Fidelity exceed $30,000. Eligibility for the $30,000 waiver is determined by aggregating Fidelity accounts maintained by FSC or FBSI which are registered under the same social security number or which list the same social security number for the custodian of a Uniform Gifts/Transfers to Minors Act account.
IF YOUR ACCOUNT BALANCE FALLS BELOW $2,000, you will be given 30 days' notice to reestablish the minimum balance. If you do not increase your balance, Fidelity reserves the right to close your account and send the proceeds to you . Your shares will be redeemed at the NAV on the day your account is closed.

SUPPLEMENT TO THE
FIDELITY SHORT-TERM BOND FUND
AND
FIDELITY INVESTMENT GRADE BOND FUND
JUNE 24, 1996
 STATEMENT OF ADDITIONAL INFORMATION
The following information replaces that found in limitation (vii) on page 3 and limitation (vii) on page 4.
The fund does not currently intend to (a) purchase securities of other investment companies, except in the open market where no commission except the ordinary broker's commission is paid, or (b) purchase or retain securities issued by other open-end investment companies. Limitations (a) and (b) do not apply (i) to securities received as dividends, through offers of exchange, or as a result of a reorganization, consolidation or merger, or (ii) to securities of other open-end investment companies managed by FMR or a successor or affiliate purchased pursuant to an exemptive order granted by the SEC.
SUPPLEMENT TO THE SPARTAN(registered trademark) HIGH INCOME FUND
A FUND OF FIDELITY FIXED-INCOME TRUST
JUNE 24, 1996 STATEMENT OF ADDITIONAL INFORMATION

The following non-fundamental limit replaces the similar non-fundamental limits for the fund in the "Investment Policies and Limitations" section beginning on page 2.
(i) With respect to 75% of its total assets, the fund does not currently intend to purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, the fund would own more than 10% of the outstanding voting securities of that issuer.
(viii) The fund does not currently intend to (a) purchase securities of other investment companies, except in the open market where no commission except the ordinary broker's commission is paid, or (b) purchase or retain securities issued by other open-end investment companies. Limitations (a) and (b) do not apply (i) to securities received as dividends, through offers of exchange, or as a result of a reorganization, consolidation, or merger, or (ii) to securities of other open-end investment companies managed by FMR or a successor or affiliate purchased pursuant to an exemptive order granted by the SEC.
SUPPLEMENT TO THE
SPARTAN(registered trademark) HIGH INCOME FUND JUNE 24, 1996 PROSPECTUS
The following information supplements information found under the "Securities and Investment Practices" section beginning on page 9.
CASH MANAGEMENT. The fund may invest in money market securities, in repurchase agreements, and in a money market fund available only to funds and accounts managed by FMR or its affiliates, whose goal is to seek a high level of current income while maintaining a stable $1.00 share price. A major change in interest rates or a default on the money market fund's investments could cause its share price to change.
The following information replaces similar information found in "How to Buy Shares," on page 18.
TO OPEN AN ACCOUNT  $10,000
For Fidelity IRA, Rollover IRA, SEP-IRA
and Keogh  accounts  $10,000
TO ADD TO AN ACCOUNT  $1,000
For Fidelity IRA, Rollover IRA, SEP-IRA
and Keogh  accounts $1,000
Through regular investment plans* $500
MINIMUM BALANCE $5,000
For Fidelity IRA, Rollover IRA, SEP-IRA
and Keogh accounts $5,000
* FOR MORE INFORMATION ABOUT REGULAR INVESTMENT PLANS, PLEASE REFER TO INVESTOR SERVICES, PAGE 22.
These minimums may vary for investments through Fidelity Portfolio Advisory Services. There is no minimum account balance or subsequent minimums for certain retirement accounts funded through salary reduction, or accounts opened with the proceeds of distributions from such Fidelity retirement accounts. Refer to the program materials for details.
The following information replaces similar information found in "Transaction Details," on page 27.
FIDELITY RESERVES THE RIGHT TO DEDUCT AN ANNUAL MAINTENANCE FEE of $12.00 from accounts with a value of less than $2,500, subject to an annual maximum charge of $24.00 per shareholder. It is expected that accounts will be valued on the second Friday in November of each year. Accounts opened after September 30 will not be subject to the fee for that year. The fee, which is payable to the transfer agent, is designed to offset in part the relatively higher costs of servicing smaller accounts. This fee will not be deducted from Fidelity brokerage accounts, retirement accounts (except non-prototype retirement accounts), accounts using regular investment plans, or if total assets in Fidelity exceed $30,000. Eligibility for the $30,000 waiver is determined by aggregating Fidelity accounts maintained by FSC or FBSI which are registered under the same social security number or which list the same social security number for the custodian of a Uniform Gifts/Transfers to Minors Act account.

SUPPLEMENT TO THE SPARTAN(registered trademark) SHORT-INTERMEDIATE
 GOVERNMENT FUND AND SPARTAN(registered trademark) GOVERNMENT INCOME FUND JUNE 24, 1996 STATEMENT OF ADDITIONAL INFORMATION
The following information replaces the similar information found on page 3.
(vii) The fund does not currently intend to (a) purchase securities of other investment companies, except in the open market where no commission except the ordinary broker's commission is paid, or (b) purchase or retain securities issued by other open-end investment companies. Limitations (a) and (b) do not apply to (i) to securities received as dividends, through offers of exchange, or as a result of a reorganization, consolidation, or merger, or (ii) to securities of other open-end investment companies managed by FMR or a successor or affiliate purchased pursuant to an exemptive order granted by the SEC.
The following information replaces the similar information found on page 4.
(vii) The fund does not currently intend to (a) purchase securities of other investment companies, except in the open market where no commission except the ordinary broker's commission is paid, or (b) purchase or retain securities issued by other open-end investment companies. Limitations (a) and (b) do not apply to (i) to securities received as dividends, through offers of exchange, or as a result of a reorganization, consolidation, or merger, or (ii) to securities of other open-end investment companies managed by FMR or a successor or affiliate purchased pursuant to an exemptive order granted by the SEC.
SUPPLEMENT TO THE
SPARTAN(registered trademark) SHORT-INTERMEDIATE GOVERNMENT FUND AND SPARTAN(registered trademark) GOVERNMENT INCOME FUND JUNE 24, 1996 PROSPECTUS
The following information supplements that found in the "Securities and Investment Practices" section beginning on page 14.
CASH MANAGEMENT. A fund may invest in money market securities, in a pooled account of repurchase agreements, and in a money market fund available only to funds and accounts managed by FMR or its affiliates, whose goal is to seek a high level of current income while maintaining a stable $1.00 share price. A major change in interest rates or a default on the money market fund's investments could cause its share price to change.
The following information replaces similar information found in "Transaction Details" on page 29:
FIDELITY RESERVES THE RIGHT TO DEDUCT AN ANNUAL MAINTENANCE FEE of $12.00 from accounts with a value of less than $2,500, subject to an annual maximum charge of $24.00 per shareholder. It is expected that accounts will be valued on the second Friday in November of each year. Accounts opened after September 30 will not be subject to the fee for that year. The fee, which is payable to the transfer agent, is designed to offset in part the relatively higher costs of servicing smaller accounts. This fee will not be deducted from Fidelity brokerage accounts, retirement accounts (except non-prototype retirement accounts), accounts using regular investment plans, or if total assets in Fidelity exceed $30,000. Eligibility for the $30,000 waiver is determined by aggregating Fidelity accounts maintained by FSC or FBSI which are registered under the same social security number or which list the same social security number for the custodian of a Uniform Gifts/Transfers to Minors Act account.